Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 154,548	$ 163,051
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	104,935	111,329
Rest of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	9,657	9,026
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net	24,384	27,797
Rest of World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 15,572	$ 14,899